Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jul. 01, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II — Valuation and Qualifying Accounts
For the Fiscal Years Ended July 1, 2017, July 2, 2016 and June 27, 2015

	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Additions Related to Acquisition	Write-offs/ Allowances Taken	Balance at End of Year
	(millions)
Fiscal 2017
Allowance for bad debts	$2.2	$1.7	$—	$(2.0)	$1.9
Allowance for returns	6.0	10.3	—	(11.9)	4.4
Allowance for markdowns	15.2	36.9	—	(42.7)	9.4
Valuation allowance	173.4	22.7	—	—	196.1
Total	$196.8	$71.6	$—	$(56.6)	$211.8
Fiscal 2016
Allowance for bad debts	$3.1	$3.7	$—	$(4.6)	$2.2
Allowance for returns	7.5	11.5	—	(13.0)	6.0
Allowance for markdowns	18.0	54.1	—	(56.9)	15.2
Valuation allowance	169.8	3.6	—	—	173.4
Total	$198.4	$72.9	$—	$(74.5)	$196.8
Fiscal 2015
Allowance for bad debts	$1.4	$1.7	$0.9	$(0.9)	$3.1
Allowance for returns	2.9	8.9	0.7	(5.0)	7.5
Allowance for markdowns	11.6	42.5	3.8	(39.9)	18.0
Valuation allowance	131.8	38.0	—	—	169.8
Total	$147.7	$91.1	$5.4	$(45.8)	$198.4